Future Minimum Lease Payment (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012
Leases [Line Items]
Capital Leases, Future Minimum Payments Due, Due in 2013	$ 69
Capital Leases, Future Minimum Payments Due in 2014	29
Capital Leases, Future Minimum Payments Due in 2015	9
Capital Leases, Future Minimum Payments Due in 2016	9
Capital Leases, Future Minimum Payments Due in 2017	9
Capital Leases, Future Minimum Payments Due Thereafter	39
Capital Leases, Future Minimum Payments Due	164
Capital Leases, Future Minimum Payments, Interest Included in Payments	24
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	140
Operating Leases, Future Minimum Payments Due, Due in 2013	58
Operating Leases, Future Minimum Payments, Due in 2014	54
Operating Leases, Future Minimum Payments, Due in 2015	50
Operating Leases, Future Minimum Payments, Due in 2016	42
Operating Leases, Future Minimum Payments, Due in 2017	37
Operating Leases, Future Minimum Payments, Due Thereafter	125
Operating Leases, Future Minimum Payments Due	366
Future Minimum Lease Payments Due in 2013	127
Future Minimum Lease Payments Due in 2014	83
Future Minimum Lease Payments Due in 2015	59
Future Minimum Lease Payments Due in 2016	51
Future Minimum Lease Payments Due in 2017	46
Future Minimum Lease Payments Due Thereafter	164
Future Minimum Lease Payments Due	$ 530